Cash (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Cash And Cash Equivalents [Line Items]
Cash	€ 14,970,680	€ 6,369,661	€ 1,136,716
Restricted cash at bank	1,000,000
Gross carrying amount
IFRS Cash And Cash Equivalents [Line Items]
Cash	14,093,383	6,571,105	1,158,469
Accumulated impairment
IFRS Cash And Cash Equivalents [Line Items]
Cash	€ (122,703)	€ (201,444)	€ (21,753)